Description of Business and Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Summary of Significant Accounting Policies
1 - Description of Business and Summary of Significant Accounting Policies
Description of Business
Arm Holdings plc and its wholly owned subsidiaries (the “Company” and also referred to as “we,” “our” or “us”) is a global leader in the semiconductor industry. The Company’s principal operations and activities are the licensing, marketing, research and development of central processing unit (“CPU”) design intellectual property (“IP”), graphics processors, system IP, market optimized platform IP, and associated software, tools and other related services.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial information. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in the accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the fiscal year ended March 31, 2025, in our Annual Report.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, which are necessary for the fair statement of the unaudited condensed consolidated balance sheets, income statements, statements of comprehensive income, shareholders’ equity and cash flows for these interim periods. The results for the interim periods are not necessarily indicative of results for the full fiscal year.
Reclassification of Presentation in Condensed Consolidated Balance Sheets
Finance lease right-of-use assets that were previously included in property and equipment, net have been reclassified to finance lease right-of-use assets on the condensed consolidated balance sheets. Finance lease liabilities continue to be included in other current liabilities and other non-current liabilities on the condensed consolidated balance sheets.
Principles of Consolidation
The accompanying financial statements include the accounts of the Company, its wholly owned subsidiaries and the Arm Employee Benefit Trust (the “EBT”). All intercompany balances and transactions have been eliminated in consolidation.
The financial statements consolidate all of the Company’s affiliates, and the entities where the Company holds a controlling financial interest, because the Company holds a majority voting interest. The Company reevaluates whether there is a controlling financial interest in all entities when rights and interests change.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates include, but are not limited to, revenue recognition, allowance for expected credit losses, income taxes, share-based compensation, impairment considerations for long-lived assets, fair value estimates and impairment for investments. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable. Actual results could differ materially from the Company’s estimates.
Recently issued accounting pronouncements not yet adopted
Income Taxes (Topic 740) Improvements to Income Tax Disclosures: In December 2023, the FASB issued ASU 2023-09, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU will result in additional required disclosures being included in our consolidated financial statements and the Company is currently evaluating the impact of the adoption in the annual financial statements for the fiscal year ending March 31, 2026.
Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses: In November 2024, the FASB issued ASU 2024-03, which requires incremental disclosures to disaggregate income statement expense items. In January 2025, the FASB issued ASU No. 2025-01, Clarifying the Effective Date, which revised the effective date of ASU No. 2024-03 for interim periods. ASU 2024-03 and ASU 2025-01 is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2024-03 and ASU 2025-01 on its consolidated financial statements and disclosures.